Future Minimum Lease Payments For Non-Cancelable Agreements For Licensed Copyrights and Produced Content (Detail) - Dec. 31, 2022 - Licensed copyrights ¥ in Millions, $ in Millions	CNY (¥)	USD ($)
Commitment And Contingencies [Line Items]
2023	¥ 5,156	$ 748
2024	3,622	525
2025	2,636	382
2026	1,261	183
2027	105	15
Thereafter	202	29
Future Minimum Payments For Noncancelable Licensed Copyrights and Produced Content fees	¥ 12,982	$ 1,882